Derivative Financial Instruments and Risk Management Policies - Country Risk (Details) € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
Disclosure of financial liabilities [line items]
Borrowings	€ 41,785
Percentage of net financial debt held	4.00%
Net repatriation of funds to Spain	€ 778
Net repatriation of funds from dividends received	823
Net repatriation of funds from other items	46
Telefónica Hispam Norte
Disclosure of financial liabilities [line items]
Borrowings	€ 1,857